                       AIM INTERNATIONAL CORE EQUITY FUND

              (SERIES PORTFOLIO OF AIM INTERNATIONAL MUTUAL FUNDS)

                         Supplement dated March 31, 2006
       to the Statement of Additional Information dated February 28, 2006

The following (1) replaces in its entirety, the information relating to Lisa O. Brinkley and Kevin M. Carome and (2) is added with respect to John M. Zerr and Todd L. Spillane, under the heading "APPENDIX D TRUSTEES AND OFFICERS- OTHER OFFICERS" in the Statement of Additional Information.

                           TRUSTEE                                                            OTHER
"NAME, YEAR OF BIRTH AND    AND/OR                                                       TRUSTEESHIP(S)
  POSITION(S) HELD WITH    OFFICER                                                           HELD BY
        THE TRUST           SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          TRUSTEE
------------------------   -------   -------------------------------------------------   --------------
OTHER OFFICERS

Lisa O. Brinkley - 1959      2004    Global Compliance Director, AMVESCAP PLC; and             N/A
Vice President                       Vice President of the AIM Family of Funds

                                     Formerly: Senior Vice President, A I M
                                     Management Group Inc. (financial services holding
                                     company); Senior Vice President and Chief
                                     Compliance Officer, A I M Advisors, Inc. and the
                                     AIM Family of Funds; Vice President and Chief
                                     Compliance Officer, A I M Capital Management,
                                     Inc. and A I M Distributors, Inc.; Vice
                                     President, AIM Investment Services, Inc. and Fund
                                     Management Company; and Senior Vice President and
                                     Compliance Director, Delaware Investments Family
                                     of Funds

Kevin M. Carome - 1956       2003    Senior Vice President and General Counsel,                N/A
Vice President                       AMVESCAP PLC; and Vice President of the AIM
                                     Family of Funds

                                     Formerly: Director, General Counsel, and Vice
                                     President Fund Management Company; Director,
                                     Senior Vice President, Secretary and General
                                     Counsel, A I M Management Group Inc. (financial
                                     services holding company) and A I M Advisors,
                                     Inc.; Director and Vice President, INVESCO
                                     Distributors, Inc.; Senior Vice President,
                                     A I M Distributors, Inc.; Vice President,
                                     A I M Capital Management, Inc. and AIM Investment
                                     Services, Inc.; Senior Vice President and
                                     Secretary of the AIM Family of Funds; and Senior
                                     Vice President and General Counsel, Liberty
                                     Financial Companies, Inc. and Liberty Funds
                                     Group, LLC

Todd L. Spillane* - 1958     2006    Senior Vice President, A I M Management Group             N/A
                                     Inc.; Senior Vice President and Chief Compliance
Chief Compliance                     Officer, A I M Advisors, Inc.; Chief Compliance
Officer                              Officer of the AIM Family of Funds; Vice
                                     President and Chief Compliance Officer, A I M
                                     Capital Management, Inc.; and Vice President,
                                     A I M Distributors, Inc., AIM Investment
                                     Services, Inc. and Fund Management Company

                                     Formerly: Global Head of Product Development,
                                     AIG-Global Investment Group, Inc.; Chief
                                     Compliance Officer and Deputy General Counsel,
                                     AIG-SunAmerica Asset Management, and Chief
                                     Compliance Officer, Chief Operating Officer and
                                     Deputy General Counsel, American General
                                     Investment Management

John M. Zerr** - 1962        2006    Director, Senior Vice President, Secretary and            N/A
Senior Vice President,               General Counsel, A I M Management Group Inc.
Chief Legal Officer                  (financial services holding company) and
and Secretary                        A I M Advisors, Inc.; Director and Vice
                                     President, INVESCO Distributors, Inc.; Vice
                                     President, A I M Capital Management, Inc., AIM
                                     Investment Services, Inc., and Fund Management
                                     Company; Senior Vice President, A I M
                                     Distributors, Inc.; and Senior Vice President,
                                     Chief Legal

                                     Officer and Secretary of the AIM Family of Funds

                                     Formerly: Chief Operating Officer, Senior Vice
                                     President, General Counsel, and Secretary,
                                     Liberty Ridge Capital, Inc. (an investment
                                     adviser); Vice President and Secretary, PBHG
                                     Funds (an investment company); Vice President and
                                     Secretary, PBHG Insurance Series Fund (an
                                     investment company); General Counsel and
                                     Secretary, Pilgrim Baxter Value Investors (an
                                     investment adviser); Chief Operating Officer,
                                     General Counsel and Secretary, Old Mutual
                                     Investment Partners (a broker-dealer); General
                                     Counsel and Secretary, Old Mutual Fund Services
                                     (an administrator); General Counsel and
                                     Secretary, Old Mutual Shareholder Services (a
                                     shareholder servicing center);  Executive Vice
                                     President, General Counsel and Secretary, Old
                                     Mutual Capital, Inc. (an investment adviser); and
                                     Vice President and Secretary, Old Mutual Advisors
                                     Funds (an investment company)

*    Mr. Spillane was elected Chief Compliance Officer effective March 29, 2006.

** Mr. Zerr was elected Senior Vice President, Chief Legal Officer and Secretary effective March 29, 2006.

Additionally, effective March 31, 2006, Mr. Edward K. Dunn retired as a Trustee of the AIM Funds."

                          INSTITUTIONAL CLASS SHARES OF

                          AIM INTERNATIONAL GROWTH FUND

              (SERIES PORTFOLIO OF AIM INTERNATIONAL MUTUAL FUNDS)

                         Supplement dated March 31, 2006
       to the Statement of Additional Information dated February 28, 2006

The following (1) replaces in its entirety, the information relating to Lisa O. Brinkley and Kevin M. Carome and (2) is added with respect to John M. Zerr and Todd L. Spillane, under the heading "APPENDIX C TRUSTEES AND OFFICERS- OTHER OFFICERS" in the Statement of Additional Information.

                           TRUSTEE                                                            OTHER
"NAME, YEAR OF BIRTH AND    AND/OR                                                       TRUSTEESHIP(S)
 POSITION(S) HELD WITH     OFFICER                                                           HELD BY
        THE TRUST           SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          TRUSTEE
------------------------   -------   -------------------------------------------------   --------------
OTHER OFFICERS

Lisa O. Brinkley - 1959     2004     Global Compliance Director, AMVESCAP PLC; and             N/A
Vice President                       Vice President of the AIM Family of Funds

                                     Formerly:  Senior Vice President, A I M
                                     Management Group Inc. (financial services holding
                                     company); Senior Vice President and Chief
                                     Compliance Officer, A I M Advisors, Inc. and the
                                     AIM Family of Funds; Vice President and Chief
                                     Compliance Officer, A I M Capital Management,
                                     Inc. and A I M Distributors, Inc.; Vice
                                     President, AIM Investment Services, Inc. and Fund
                                     Management Company; and Senior Vice President and
                                     Compliance Director, Delaware Investments Family
                                     of Funds

Kevin M. Carome - 1956      2003     Senior Vice President and General Counsel,                N/A
Vice President                       AMVESCAP PLC; and Vice President of the AIM
                                     Family of Funds

                                     Formerly: Director, General Counsel, and Vice
                                     President Fund Management Company; Director,
                                     Senior Vice President, Secretary and General
                                     Counsel, A I M Management Group Inc. (financial
                                     services holding company) and A I M Advisors,
                                     Inc.; Director and Vice President, INVESCO
                                     Distributors, Inc.; Senior Vice President,
                                     A I M Distributors, Inc.; Vice President,
                                     A I M Capital Management, Inc. and AIM Investment
                                     Services, Inc.; Senior Vice President and
                                     Secretary of the AIM Family of Funds; and Senior
                                     Vice President and General Counsel, Liberty
                                     Financial Companies, Inc. and Liberty Funds
                                     Group, LLC

Todd L. Spillane* -         2006     Senior Vice President, A I M Management Group             N/A
1958                                 Inc.; Senior Vice President and Chief Compliance
Chief Compliance                     Officer, A I M Advisors, Inc.; Chief Compliance
Officer                              Officer of the AIM Family of Funds; Vice
                                     President and Chief Compliance Officer, A I M
                                     Capital Management, Inc.; and Vice President,
                                     A I M Distributors, Inc., AIM Investment
                                     Services, Inc. and Fund Management Company

                                     Formerly:  Global Head of Product Development,
                                     AIG-Global Investment Group, Inc.; Chief
                                     Compliance Officer and Deputy General Counsel,
                                     AIG-SunAmerica Asset Management, and Chief
                                     Compliance Officer, Chief Operating Officer and
                                     Deputy General Counsel, American General
                                     Investment Management

John M. Zerr** - 1962       2006     Director, Senior Vice President, Secretary and            N/A
Senior Vice President,               General Counsel, A I M Management Group Inc.
Chief Legal Officer                  (financial services holding company) and
and Secretary                        A I M Advisors, Inc.; Director and Vice
                                     President, INVESCO Distributors, Inc.; Vice
                                     President, A I M

                                     Capital Management, Inc., AIM Investment
                                     Services, Inc., and Fund Management Company;
                                     Senior Vice President, A I M Distributors, Inc.;
                                     and Senior Vice President, Chief Legal Officer
                                     and Secretary of the AIM Family of Funds

                                     Formerly: Chief Operating Officer, Senior Vice
                                     President, General Counsel, and Secretary,
                                     Liberty Ridge Capital, Inc. (an investment
                                     adviser); Vice President and Secretary, PBHG
                                     Funds (an investment company); Vice President and
                                     Secretary, PBHG Insurance Series Fund (an
                                     investment company); General Counsel and
                                     Secretary, Pilgrim Baxter Value Investors (an
                                     investment adviser); Chief Operating Officer,
                                     General Counsel and Secretary, Old Mutual
                                     Investment Partners (a broker-dealer); General
                                     Counsel and Secretary, Old Mutual Fund Services
                                     (an administrator); General Counsel and
                                     Secretary, Old Mutual Shareholder Services (a
                                     shareholder servicing center);  Executive Vice
                                     President, General Counsel and Secretary, Old
                                     Mutual Capital, Inc. (an investment adviser); and
                                     Vice President and Secretary, Old Mutual Advisors
                                     Funds (an investment company)

*    Mr. Spillane was elected Chief Compliance Officer effective March 29, 2006.

** Mr. Zerr was elected Senior Vice President, Chief Legal Officer and Secretary effective March 29, 2006.

Additionally, effective March 31, 2006, Mr. Edward K. Dunn retired as a Trustee of the AIM Funds."

                          AIM ASIA PACIFIC GROWTH FUND
                            AIM EUROPEAN GROWTH FUND
                        AIM GLOBAL AGGRESSIVE GROWTH FUND
                             AIM GLOBAL GROWTH FUND
                          AIM INTERNATIONAL GROWTH FUND

              (SERIES PORTFOLIOS OF AIM INTERNATIONAL MUTUAL FUNDS)

                        Supplement dated March 31, 2006
       to the Statement of Additional Information dated February 28, 2006

The following (1) replaces in its entirety, the information relating to Lisa O. Brinkley and Kevin M. Carome and (2) is added with respect to John M. Zerr and Todd L. Spillane, under the heading "APPENDIX C TRUSTEES AND OFFICERS- OTHER OFFICERS" in the Statement of Additional Information.

                           TRUSTEE                                                            OTHER
  "NAME, YEAR OF BIRTH      AND/OR                                                       TRUSTEESHIP(S)
  AND POSITION(S) HELD     OFFICER                                                           HELD BY
     WITH THE TRUST         SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          TRUSTEE
------------------------   -------   -------------------------------------------------   --------------
OTHER OFFICERS

Lisa O. Brinkley -- 1959     2004    Global Compliance Director, AMVESCAP PLC; and             N/A
Vice President                       Vice President of the AIM Family of Funds

                                     Formerly: Senior Vice President, A I M
                                     Management Group Inc. (financial services holding
                                     company); Senior Vice President and Chief
                                     Compliance Officer, A I M Advisors, Inc. and the
                                     AIM Family of Funds; Vice President and Chief
                                     Compliance Officer, A I M Capital Management,
                                     Inc. and A I M Distributors, Inc.; Vice
                                     President, AIM Investment Services, Inc. and Fund
                                     Management Company; and Senior Vice President and
                                     Compliance Director, Delaware Investments Family
                                     of Funds

Kevin M. Carome - 1956       2003    Senior Vice President and General Counsel,                N/A
Vice President                       AMVESCAP PLC; and Vice President of the AIM
                                     Family of Funds

                                     Formerly: Director, General Counsel, and Vice
                                     President Fund Management Company; Director,
                                     Senior Vice President, Secretary and General
                                     Counsel, A I M Management Group Inc. (financial
                                     services holding company) and A I M Advisors,
                                     Inc.; Director and Vice President, INVESCO
                                     Distributors, Inc.; Senior Vice President,
                                     A I M Distributors, Inc.; Vice President,
                                     A I M Capital Management, Inc. and AIM Investment
                                     Services, Inc.; Senior Vice President and
                                     Secretary of the AIM Family of Funds; and Senior
                                     Vice President and General Counsel, Liberty
                                     Financial Companies, Inc. and Liberty Funds
                                     Group, LLC

Todd L. Spillane* -          2006    Senior Vice President, A I M Management Group             N/A
1958                                 Inc.; Senior Vice President and Chief Compliance
Chief Compliance                     Officer, A I M Advisors, Inc.; Chief Compliance
Officer                              Officer of the AIM Family of Funds; Vice
                                     President and Chief Compliance Officer, A I M
                                     Capital Management, Inc.; and Vice President,
                                     A I M Distributors, Inc., AIM Investment
                                     Services, Inc. and Fund Management Company

                                     Formerly:  Global Head of Product Development,
                                     AIG-Global Investment Group, Inc.; Chief
                                     Compliance Officer and Deputy General Counsel,
                                     AIG-SunAmerica Asset Management, and Chief
                                     Compliance Officer, Chief Operating Officer and
                                     Deputy General Counsel, American General
                                     Investment Management

John M. Zerr** - 1962        2006    Director, Senior Vice President, Secretary and            N/A
Senior Vice President,               General Counsel, A I M Management Group Inc.
Chief Legal Officer                  (financial services holding company) and
and Secretary                        A I M Advisors, Inc.; Director and Vice
                                     President, INVESCO Distributors, Inc.; Vice
                                     President, A I M Capital Management, Inc., AIM
                                     Investment Services, Inc., and Fund Management
                                     Company; Senior Vice President, A I M
                                     Distributors, Inc.; and Senior Vice President,
                                     Chief Legal Officer and Secretary of the AIM
                                     Family of Funds

                                     Formerly: Chief Operating Officer, Senior Vice
                                     President, General Counsel, and Secretary,
                                     Liberty Ridge Capital, Inc. (an investment
                                     adviser); Vice President and Secretary, PBHG
                                     Funds (an investment company); Vice President and
                                     Secretary, PBHG Insurance Series Fund (an
                                     investment company); General Counsel and
                                     Secretary, Pilgrim Baxter Value Investors (an
                                     investment adviser); Chief Operating Officer,
                                     General Counsel and Secretary, Old Mutual
                                     Investment Partners (a broker-dealer); General
                                     Counsel and Secretary, Old Mutual Fund Services
                                     (an administrator); General Counsel and
                                     Secretary, Old Mutual Shareholder Services (a
                                     shareholder servicing center); Executive Vice
                                     President, General Counsel and Secretary, Old
                                     Mutual Capital, Inc. (an investment adviser); and
                                     Vice President and Secretary, Old Mutual Advisors
                                     Funds (an investment company)

*    Mr. Spillane was elected Chief Compliance Officer effective March 29, 2006.

** Mr. Zerr was elected Senior Vice President, Chief Legal Officer and Secretary effective March 29, 2006.

Additionally, effective March 31, 2006, Mr. Edward K. Dunn retired as a Trustee of the AIM Funds."